                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [_]; Amendment Number: ________

   This Amendment (Check only one.): [_] is a restatement
                                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCGF III Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-13639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

/s/ Douglas Leone      Menlo Park, California      11/08/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        2
Form 13F Information Table Value Total: $ 37,250
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            SCGF III MANAGEMENT, LLC
                           FORM 13F INFORMATION TABLE
                                    9/30/2011

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                                                                                        ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ALPHA AND OMEGA SEMICONDUCTOR     COMMON     G63319104    24,630 3,000,000 SH          SOLE             3,000,000
AMAZON.COM INC                    COMMON     023135106    12,620    58,365 SH          SOLE                58,365